Risks and Uncertainties (Details)	12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2024 VND (₫)	Jun. 30, 2024 HKD ($)	Jun. 30, 2024 CNY (¥)
Credit Risk [Member] | Hong Kong Deposit Protection Board [Member]
Risks and Uncertainties [Line Items]
Compensation limit	$ 64,036				$ 500,000
Cash balance	3,249,185				25,369,928
Insured	64,036				$ 500,000
Credit Risk [Member] | People’s Bank of China [Member]
Risks and Uncertainties [Line Items]
Compensation limit	78,632					¥ 500,000
Cash balance	9,341,215					67,886,813
Insured	78,632					¥ 500,000
Credit Risk [Member] | Deposit insurance of Vietnam [Member]
Risks and Uncertainties [Line Items]
Compensation limit	4,911			₫ 125,000,000
Cash balance	756,185			248,525,918
Insured	$ 4,911			₫ 125,000,000
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Risks and Uncertainties [Line Items]
Concentration risk, percentage	18.80%	13.90%	12.50%
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Risks and Uncertainties [Line Items]
Concentration risk, percentage	15.60%	12.50%
Customer Concentration Risk [Member] | Customer Two [Member] | Accounts Receivable [Member]
Risks and Uncertainties [Line Items]
Concentration risk, percentage	11.00%	11.40%
Customer Concentration Risk [Member] | Customer Three [Member] | Accounts Receivable [Member]
Risks and Uncertainties [Line Items]
Concentration risk, percentage	10.90%
Vendor concentration risk [Member] | Total Purchases [Member] | Vendor One [Member]
Risks and Uncertainties [Line Items]
Concentration risk, percentage	19.70%	21.50%	18.30%
Vendor concentration risk [Member] | Total Purchases [Member] | Vendor Two [Member]
Risks and Uncertainties [Line Items]
Concentration risk, percentage	13.30%	10.10%	14.90%
Vendor concentration risk [Member] | Total Purchases [Member] | Vendor Three [Member]
Risks and Uncertainties [Line Items]
Concentration risk, percentage		9.00%	10.80%
Vendor concentration risk [Member] | Accounts Payable [Member] | Vendor One [Member]
Risks and Uncertainties [Line Items]
Concentration risk, percentage	9.30%	12.90%